Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
For the years ended December 31,	2011	2010	2009
Revenues:
U.S.	$4,915,055	$4,966,353	$4,260,177
Canada	1,056,031	980,170	781,071
Europe & South Africa	1,249,859	960,235	828,816
Asia Pacific	1,430,414	1,243,464	1,086,187
Corporate and Other	178,179	111,508	110,571
Total	$8,829,538	$8,261,730	$7,066,822

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
For the years ended December 31,	2011	2010	2009
Income before income taxes:
U.S.	$425,637	$526,127	$296,079
Canada	164,953	121,738	106,239
Europe & South Africa	83,102	72,125	38,612
Asia Pacific	42,234	73,882	72,214
Corporate and Other	47,645	12,309	27,415
Total	$763,571	$806,181	$540,559

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
For the years ended December 31,	2011	2010	2009
Assets:
U.S.	$17,965,559	$17,301,434	$15,418,841
Canada	3,347,771	3,341,062	2,936,072
Europe & South Africa	1,846,751	1,513,323	1,346,816
Asia Pacific	2,902,101	2,369,435	2,011,357
Corporate and Other	5,571,791	4,144,926	3,192,718
Total	$31,633,973	$28,670,180	$24,905,804

Reconciliation Of Interest Expense From Segment To Consolidated [Table Text Block]
For the years ended December 31,	2011	2010	2009
Interest expense:
Corporate and Other	$102,638	$90,996	$69,940
Total	$102,638	$90,996	$69,940

Reconciliation Of Depreciation And Amortization From Segment To Consolidated [Table Text Block]
For the years ended December 31,	2011	2010	2009
Depreciation and amortization:
U.S.	$467,266	$753,130	$726,670
Canada	168,874	164,120	144,368
Europe & South Africa	58,714	60,121	53,481
Asia Pacific	191,957	141,001	110,227
Corporate and Other	9,002	8,405	7,446
Total	$895,813	$1,126,777	$1,042,192

The table above includes amortization of deferred acquisition costs, including the effect from investment related gains and losses.